EMPOWER FUNDS, INC.
("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,750,680	Empower Core Bond Fund Institutional Class(a)	$ 77,268,506
12,241,033	Empower Global Bond Fund Institutional Class(a)	99,274,779
4,579,473	Empower High Yield Bond Fund Institutional Class(a)	46,848,009
5,548,378	Empower Inflation-Protected Securities Fund Institutional Class(a)	51,710,878
11,506,989	Empower Multi-Sector Bond Fund Institutional Class(a)	100,340,942
10,766,858	Empower Short Duration Bond Fund Institutional Class(a)	107,668,579
8,983,821	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	77,171,019

TOTAL BOND MUTUAL FUNDS — 47.40% (Cost $539,648,704)		$560,282,712
EQUITY MUTUAL FUNDS
2,172,626	Empower Emerging Markets Equity Fund Institutional Class(a)	21,639,349
2,181,473	Empower International Growth Fund Institutional Class(a)	22,403,725
5,902,709	Empower International Value Fund Institutional Class(a)	55,780,601
2,373,351	Empower Large Cap Growth Fund Institutional Class(a)	29,571,950
9,190,303	Empower Large Cap Value Fund Institutional Class(a)	74,349,552
Shares		Fair Value
Equity Mutual Funds — (continued)
4,188,307	Empower Mid Cap Value Fund Institutional Class(a)	$ 40,333,400
6,139,725	Empower Real Estate Index Fund Institutional Class(a)	59,064,159
880,669	Empower Small Cap Growth Fund Institutional Class(a)	10,321,441
3,582,794	Empower Small Cap Value Fund Institutional Class(a)	25,796,113
2,460,499	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,140,874

TOTAL EQUITY MUTUAL FUNDS — 30.07% (Cost $295,882,290)		$355,401,164
Account Balance
FIXED INTEREST CONTRACT
266,655,416(b)	Empower of America Contract(a) 1.90%(c)	266,655,416

TOTAL FIXED INTEREST CONTRACT — 22.56% (Cost $266,655,416)		$266,655,416
TOTAL INVESTMENTS — 100.03% (Cost $1,102,186,410)		$1,182,339,292
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(317,586)
TOTAL NET ASSETS — 100.00%		$1,182,021,706

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,266,033	Empower Core Bond Fund Institutional Class(a)	$ 37,669,067
5,960,913	Empower Global Bond Fund Institutional Class(a)	48,343,004
2,229,003	Empower High Yield Bond Fund Institutional Class(a)	22,802,697
2,700,737	Empower Inflation-Protected Securities Fund Institutional Class(a)	25,170,870
5,602,867	Empower Multi-Sector Bond Fund Institutional Class(a)	48,857,006
2,102,249	Empower Short Duration Bond Fund Institutional Class(a)	21,022,489
4,379,711	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	37,621,716

TOTAL BOND MUTUAL FUNDS — 32.94% (Cost $237,137,930)		$241,486,849
EQUITY MUTUAL FUNDS
2,176,902	Empower Emerging Markets Equity Fund Institutional Class(a)	21,681,938
2,188,699	Empower International Growth Fund Institutional Class(a)	22,477,936
5,929,393	Empower International Value Fund Institutional Class(a)	56,032,764
2,388,750	Empower Large Cap Growth Fund Institutional Class(a)	29,763,827
9,226,286	Empower Large Cap Value Fund Institutional Class(a)	74,640,651
4,209,891	Empower Mid Cap Value Fund Institutional Class(a)	40,541,256
Shares		Fair Value
Equity Mutual Funds — (continued)
3,425,116	Empower Real Estate Index Fund Institutional Class(a)	$ 32,949,614
887,037	Empower Small Cap Growth Fund Institutional Class(a)	10,396,070
3,597,489	Empower Small Cap Value Fund Institutional Class(a)	25,901,924
2,460,015	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,137,700

TOTAL EQUITY MUTUAL FUNDS — 45.09% (Cost $284,073,632)		$330,523,680
Account Balance
FIXED INTEREST CONTRACT
161,235,024(b)	Empower of America Contract(a) 1.90%(c)	161,235,024

TOTAL FIXED INTEREST CONTRACT — 22.00% (Cost $161,235,024)		$161,235,024
TOTAL INVESTMENTS — 100.03% (Cost $682,446,586)		$733,245,553
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(197,665)
TOTAL NET ASSETS — 100.00%		$733,047,888

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,615,494	Empower Core Bond Fund Institutional Class(a)	$ 67,244,811
10,649,072	Empower Global Bond Fund Institutional Class(a)	86,363,972
3,978,868	Empower High Yield Bond Fund Institutional Class(a)	40,703,823
4,821,265	Empower Inflation-Protected Securities Fund Institutional Class(a)	44,934,188
10,007,511	Empower Multi-Sector Bond Fund Institutional Class(a)	87,265,497
3,742,524	Empower Short Duration Bond Fund Institutional Class(a)	37,425,241
7,818,376	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	67,159,845

TOTAL BOND MUTUAL FUNDS — 23.93% (Cost $448,344,800)		$431,097,377
EQUITY MUTUAL FUNDS
7,409,475	Empower Emerging Markets Equity Fund Institutional Class(a)	73,798,366
7,432,771	Empower International Growth Fund Institutional Class(a)	76,334,557
20,124,726	Empower International Value Fund Institutional Class(a)	190,178,660
8,107,893	Empower Large Cap Growth Fund Institutional Class(a)	101,024,349
31,358,230	Empower Large Cap Value Fund Institutional Class(a)	253,688,089
Shares		Fair Value
Equity Mutual Funds — (continued)
14,305,822	Empower Mid Cap Value Fund Institutional Class(a)	$ 137,765,062
7,478,749	Empower Real Estate Index Fund Institutional Class(a)	71,945,568
3,016,848	Empower Small Cap Growth Fund Institutional Class(a)	35,357,457
12,219,050	Empower Small Cap Value Fund Institutional Class(a)	87,977,161
8,366,791	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	54,886,149

TOTAL EQUITY MUTUAL FUNDS — 60.10% (Cost $977,772,130)		$1,082,955,418
Account Balance
FIXED INTEREST CONTRACT
288,221,643(b)	Empower of America Contract(a) 1.90%(c)	288,221,643

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $288,221,643)		$288,221,643
TOTAL INVESTMENTS — 100.03% (Cost $1,714,338,573)		$1,802,274,438
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(541,688)
TOTAL NET ASSETS — 100.00%		$1,801,732,750

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,852,351	Empower Core Bond Fund Institutional Class(a)	$ 25,186,262
3,990,504	Empower Global Bond Fund Institutional Class(a)	32,362,985
1,495,382	Empower High Yield Bond Fund Institutional Class(a)	15,297,762
1,809,347	Empower Inflation-Protected Securities Fund Institutional Class(a)	16,863,111
3,757,240	Empower Multi-Sector Bond Fund Institutional Class(a)	32,763,132
3,216,379	Empower Short Duration Bond Fund Institutional Class(a)	32,163,787
2,928,374	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	25,154,733

TOTAL BOND MUTUAL FUNDS — 17.96% (Cost $178,344,526)		$179,791,772
EQUITY MUTUAL FUNDS
5,098,356	Empower Emerging Markets Equity Fund Institutional Class(a)	50,779,619
5,121,176	Empower International Growth Fund Institutional Class(a)	52,594,473
13,867,794	Empower International Value Fund Institutional Class(a)	131,050,655
5,584,286	Empower Large Cap Growth Fund Institutional Class(a)	69,580,202
21,590,538	Empower Large Cap Value Fund Institutional Class(a)	174,667,455
Shares		Fair Value
Equity Mutual Funds — (continued)
9,852,464	Empower Mid Cap Value Fund Institutional Class(a)	$ 94,879,232
3,632,907	Empower Real Estate Index Fund Institutional Class(a)	34,948,568
2,081,011	Empower Small Cap Growth Fund Institutional Class(a)	24,389,451
8,428,389	Empower Small Cap Value Fund Institutional Class(a)	60,684,401
5,753,282	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,741,532

TOTAL EQUITY MUTUAL FUNDS — 73.08% (Cost $658,578,867)		$731,315,588
Account Balance
FIXED INTEREST CONTRACT
89,947,239(b)	Empower of America Contract(a) 1.90%(c)	89,947,239

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $89,947,239)		$89,947,239
TOTAL INVESTMENTS — 100.03% (Cost $926,870,632)		$1,001,054,599
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(311,156)
TOTAL NET ASSETS — 100.00%		$1,000,743,443

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,242,079	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 52,211,100
5,261,846	Empower International Growth Fund Institutional Class(a)	54,039,156
14,247,304	Empower International Value Fund Institutional Class(a)	134,637,022
5,738,308	Empower Large Cap Growth Fund Institutional Class(a)	71,499,318
22,174,884	Empower Large Cap Value Fund Institutional Class(a)	179,394,814
10,112,700	Empower Mid Cap Value Fund Institutional Class(a)	97,385,306
2,290,951	Empower Real Estate Index Fund Institutional Class(a)	22,038,952
2,134,636	Empower Small Cap Growth Fund Institutional Class(a)	25,017,927
Shares		Fair Value
Equity Mutual Funds — (continued)
8,650,421	Empower Small Cap Value Fund Institutional Class(a)	$ 62,283,033
5,919,333	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,830,828

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $658,916,747)		$737,337,456
TOTAL INVESTMENTS — 100.03% (Cost $658,916,747)		$737,337,456
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(239,837)
TOTAL NET ASSETS — 100.00%		$737,097,619

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds’ investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract, if any,  is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds may be exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

September 30, 2024

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 47.40%
Empower Core Bond Fund Institutional Class	8,750,680	$93,258,993	$11,513,640	$37,189,843	$(6,010,413)	$9,685,716	$150,882	$-	$77,268,506
Empower Global Bond Fund Institutional Class	12,241,033	124,278,289	15,410,980	53,078,763	(8,233,553)	12,664,273	-	-	99,274,779
Empower High Yield Bond Fund Institutional Class	4,579,473	55,639,892	6,248,063	17,662,367	725,870	2,622,421	25,124	-	46,848,009
Empower Inflation-Protected Securities Fund Institutional Class	5,548,378	62,004,049	6,902,467	21,943,554	(2,135,804)	4,747,916	28,284	-	51,710,878
Empower Multi-Sector Bond Fund Institutional Class	11,506,989	122,172,214	12,136,939	46,868,143	(6,315,289)	12,899,932	81,947	-	100,340,942
Empower Short Duration Bond Fund Institutional Class	10,766,858	124,254,440	19,476,811	42,894,227	(1,394,902)	6,831,555	-	-	107,668,579
Empower U.S. Government Mortgage Securities Fund Institutional Class	8,983,821	93,263,630	11,915,047	37,415,309	(6,160,116)	9,407,651	65,825	-	77,171,019
					(29,524,207)	58,859,464	352,062	0	560,282,712
EQUITY MUTUAL FUNDS 30.07%
Empower Emerging Markets Equity Fund Institutional Class	2,172,626	26,935,312	4,047,827	14,303,312	(1,236,865)	4,959,522	116,252	-	21,639,349
Empower International Growth Fund Institutional Class	2,181,473	26,735,051	3,904,569	11,959,012	(1,057,906)	3,723,117	129,501	-	22,403,725
Empower International Value Fund Institutional Class	5,902,709	66,742,173	9,208,530	26,748,524	1,436,957	6,578,422	105,710	-	55,780,601
Empower Large Cap Growth Fund Institutional Class	2,373,351	35,724,761	4,591,198	16,257,166	1,319,287	5,513,157	-	-	29,571,950
Empower Large Cap Value Fund Institutional Class	9,190,303	89,694,544	8,408,605	38,202,642	(141,108)	14,449,045	334,918	-	74,349,552
Empower Mid Cap Value Fund Institutional Class	4,188,307	48,729,270	6,253,301	21,570,688	(53,520)	6,921,517	21,101	-	40,333,400
Empower Real Estate Index Fund Institutional Class	6,139,725	71,614,178	13,901,307	35,965,631	(1,649,280)	9,514,305	286,088	-	59,064,159
Empower Small Cap Growth Fund Institutional Class	880,669	13,218,606	1,710,296	5,918,960	(133,731)	1,311,499	-	-	10,321,441
Empower Small Cap Value Fund Institutional Class	3,582,794	32,423,874	5,500,819	15,392,638	(1,258,350)	3,264,058	-	-	25,796,113
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,460,499	19,622,205	2,620,540	9,424,189	(1,976,995)	3,322,318	-	-	16,140,874
					(4,751,511)	59,556,960	993,570	0	355,401,164

September 30, 2024

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
FIXED INTEREST CONTRACT 22.56%
Empower of America Contract	266,655,416	$320,075,869	$43,964,056	$101,477,407	$-	$-	$4,092,898	$-	$266,655,416
					0	0	4,092,898	0	266,655,416
				Total	$(34,275,718)	$118,416,424	$5,438,530	$0	$1,182,339,292
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 32.94%
Empower Core Bond Fund Institutional Class	4,266,033	$36,752,574	$9,209,858	$12,287,004	$(2,354,358)	$3,993,639	$72,285	$-	$37,669,067
Empower Global Bond Fund Institutional Class	5,960,913	48,949,750	12,078,265	17,494,133	(2,761,331)	4,809,122	-	-	48,343,004
Empower High Yield Bond Fund Institutional Class	2,229,003	21,867,964	5,405,184	5,752,326	171,371	1,281,875	12,025	-	22,802,697
Empower Inflation-Protected Securities Fund Institutional Class	2,700,737	24,453,256	5,915,431	7,151,327	(811,427)	1,953,510	13,573	-	25,170,870
Empower Multi-Sector Bond Fund Institutional Class	5,602,867	48,092,335	10,872,056	15,110,495	(2,124,225)	5,003,110	39,253	-	48,857,006
Empower Short Duration Bond Fund Institutional Class	2,102,249	18,227,222	7,200,793	5,567,801	(237,255)	1,162,275	-	-	21,022,489
Empower U.S. Government Mortgage Securities Fund Institutional Class	4,379,711	36,742,669	9,355,977	12,297,841	(2,359,783)	3,820,911	31,531	-	37,621,716
					(10,477,008)	22,024,442	168,667	0	241,486,849
EQUITY MUTUAL FUNDS 45.09%
Empower Emerging Markets Equity Fund Institutional Class	2,176,902	21,759,504	5,831,971	10,539,687	(1,303,473)	4,630,150	116,229	-	21,681,938
Empower International Growth Fund Institutional Class	2,188,699	21,583,880	5,900,519	9,000,647	(1,614,546)	3,994,184	128,993	-	22,477,936
Empower International Value Fund Institutional Class	5,929,393	53,921,705	13,319,549	16,185,046	2,080,765	4,976,556	104,218	-	56,032,764
Empower Large Cap Growth Fund Institutional Class	2,388,750	28,875,208	6,916,393	11,679,539	174,534	5,651,765	-	-	29,763,827
Empower Large Cap Value Fund Institutional Class	9,226,286	72,683,654	14,668,597	22,815,016	2,209,489	10,103,416	329,731	-	74,640,651
Empower Mid Cap Value Fund Institutional Class	4,209,891	39,296,388	9,243,022	14,929,501	(879,091)	6,931,347	20,653	-	40,541,256
Empower Real Estate Index Fund Institutional Class	3,425,116	32,119,950	10,296,192	14,578,591	(1,067,028)	5,112,063	154,314	-	32,949,614
Empower Small Cap Growth Fund Institutional Class	887,037	10,629,385	2,660,472	4,617,630	(696,531)	1,723,843	-	-	10,396,070
Empower Small Cap Value Fund Institutional Class	3,597,489	26,300,355	7,554,366	11,524,680	(1,852,556)	3,571,883	-	-	25,901,924

September 30, 2024

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,460,015	$15,923,138	$3,998,043	$7,073,738	$(2,124,607)	$3,290,257	$-	$-	$16,137,700
					(5,073,044)	49,985,464	854,138	0	330,523,680
FIXED INTEREST CONTRACT 22.00%
Empower of America Contract	161,235,024	156,477,919	44,374,288	41,739,556	-	-	2,122,373	-	161,235,024
					0	0	2,122,373	0	161,235,024
				Total	$(15,550,052)	$72,009,906	$3,145,178	$0	$733,245,553
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 23.93%
Empower Core Bond Fund Institutional Class	7,615,494	$57,978,359	$11,192,377	$6,453,985	$(1,248,492)	$4,528,060	$132,025	$-	$67,244,811
Empower Global Bond Fund Institutional Class	10,649,072	77,294,340	13,399,624	9,950,041	(1,396,530)	5,620,049	-	-	86,363,972
Empower High Yield Bond Fund Institutional Class	3,978,868	34,598,569	5,962,171	2,440,576	59,464	2,583,659	21,993	-	40,703,823
Empower Inflation-Protected Securities Fund Institutional Class	4,821,265	38,483,358	7,312,542	3,174,869	(176,235)	2,313,157	24,772	-	44,934,188
Empower Multi-Sector Bond Fund Institutional Class	10,007,511	76,019,157	12,280,973	7,284,591	(864,272)	6,249,958	71,730	-	87,265,497
Empower Short Duration Bond Fund Institutional Class	3,742,524	28,713,054	9,478,411	2,519,687	(70,662)	1,753,463	-	-	37,425,241
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,818,376	57,892,479	11,505,828	6,038,885	(795,325)	3,800,423	57,591	-	67,159,845
					(4,492,052)	26,848,769	308,111	0	431,097,377
EQUITY MUTUAL FUNDS 60.10%
Empower Emerging Markets Equity Fund Institutional Class	7,409,475	65,376,414	11,614,831	14,185,101	(159,681)	10,992,222	400,754	-	73,798,366
Empower International Growth Fund Institutional Class	7,432,771	64,972,852	11,958,891	7,236,168	1,342,608	6,638,982	444,928	-	76,334,557
Empower International Value Fund Institutional Class	20,124,726	162,487,453	22,883,012	14,239,746	3,682,191	19,047,941	361,484	-	190,178,660
Empower Large Cap Growth Fund Institutional Class	8,107,893	87,261,444	15,984,839	20,670,892	153,506	18,448,958	-	-	101,024,349
Empower Large Cap Value Fund Institutional Class	31,358,230	218,891,161	20,480,877	22,846,647	2,405,676	37,162,698	1,144,595	-	253,688,089
Empower Mid Cap Value Fund Institutional Class	14,305,822	118,653,060	14,127,258	8,998,334	6,114,425	13,983,078	71,499	-	137,765,062
Empower Real Estate Index Fund Institutional Class	7,478,749	62,349,750	12,926,496	8,700,592	4,356,040	5,369,914	342,021	-	71,945,568

September 30, 2024

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower Small Cap Growth Fund Institutional Class	3,016,848	$31,778,138	$4,943,168	$3,944,635	$793,794	$2,580,786	$-	$-	$35,357,457
Empower Small Cap Value Fund Institutional Class	12,219,050	78,963,503	14,988,242	9,035,292	2,526,564	3,060,708	-	-	87,977,161
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,366,791	47,610,044	8,645,742	5,789,155	(684,412)	4,419,518	-	-	54,886,149
					20,530,711	121,704,805	2,765,281	0	1,082,955,418
FIXED INTEREST CONTRACT 16.00%
Empower of America Contract	288,221,643	246,462,445	56,502,598	18,416,891	-	-	3,673,491	-	288,221,643
					0	0	3,673,491	0	288,221,643
				Total	$16,038,659	$148,553,574	$6,746,883	$0	$1,802,274,438
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 17.96%
Empower Core Bond Fund Institutional Class	2,852,351	$23,743,608	$5,335,018	$6,351,127	$(1,318,571)	$2,458,763	$48,835	$-	$25,186,262
Empower Global Bond Fund Institutional Class	3,990,504	31,703,032	6,522,058	8,635,827	(1,332,698)	2,773,722	-	-	32,362,985
Empower High Yield Bond Fund Institutional Class	1,495,382	14,198,460	3,072,306	2,896,149	56,201	923,145	8,148	-	15,297,762
Empower Inflation-Protected Securities Fund Institutional Class	1,809,347	15,809,792	3,491,991	3,718,009	(501,431)	1,279,337	9,180	-	16,863,111
Empower Multi-Sector Bond Fund Institutional Class	3,757,240	31,183,134	5,991,284	7,576,181	(1,204,712)	3,164,895	26,582	-	32,763,132
Empower Short Duration Bond Fund Institutional Class	3,216,379	28,809,995	8,176,108	6,615,638	(353,214)	1,793,322	-	-	32,163,787
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,928,374	23,743,702	5,400,530	6,255,359	(1,239,119)	2,265,860	21,302	-	25,154,733
					(5,893,544)	14,659,044	114,047	0	179,791,772
EQUITY MUTUAL FUNDS 73.08%
Empower Emerging Markets Equity Fund Institutional Class	5,098,356	49,127,319	10,442,446	19,794,373	(3,361,364)	11,004,227	274,900	-	50,779,619
Empower International Growth Fund Institutional Class	5,121,176	48,886,745	10,882,269	14,743,166	(2,083,063)	7,568,625	304,382	-	52,594,473
Empower International Value Fund Institutional Class	13,867,794	122,041,815	25,323,848	29,087,908	3,430,248	12,772,900	246,426	-	131,050,655
Empower Large Cap Growth Fund Institutional Class	5,584,286	65,558,597	13,095,468	22,688,972	(334,697)	13,615,109	-	-	69,580,202
Empower Large Cap Value Fund Institutional Class	21,590,538	164,202,095	24,028,352	54,411,052	(12,573,987)	40,848,060	780,220	-	174,667,455

September 30, 2024

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower Mid Cap Value Fund Institutional Class	9,852,464	$89,260,315	$15,622,718	$23,673,657	$369,987	$13,669,856	$48,750	$-	$94,879,232
Empower Real Estate Index Fund Institutional Class	3,632,907	33,071,597	8,659,528	12,762,038	(1,557,743)	5,979,481	164,879	-	34,948,568
Empower Small Cap Growth Fund Institutional Class	2,081,011	23,986,334	4,657,181	8,411,596	(1,799,788)	4,157,532	-	-	24,389,451
Empower Small Cap Value Fund Institutional Class	8,428,389	59,391,459	14,509,359	23,578,169	(6,376,092)	10,361,752	-	-	60,684,401
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,753,282	35,764,318	7,382,828	12,435,963	(4,384,071)	7,030,349	-	-	37,741,532
					(28,670,570)	127,007,891	1,819,557	0	731,315,588
FIXED INTEREST CONTRACT 8.99%
Empower of America Contract	89,947,239	84,301,114	21,787,012	17,315,595	-	-	1,174,708	-	89,947,239
					0	0	1,174,708	0	89,947,239
				Total	$(34,564,114)	$141,666,935	$3,108,312	$0	$1,001,054,599
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	5,242,079	$57,033,496	$9,151,482	$25,106,768	$(2,588,933)	$11,132,890	$278,261	$-	$52,211,100
Empower International Growth Fund Institutional Class	5,261,846	56,511,666	8,659,482	17,568,067	(211,699)	6,436,075	310,980	-	54,039,156
Empower International Value Fund Institutional Class	14,247,304	141,237,280	20,483,395	39,402,488	5,888,343	12,318,835	255,839	-	134,637,022
Empower Large Cap Growth Fund Institutional Class	5,738,308	75,690,776	10,620,763	29,856,302	175,749	15,044,081	-	-	71,499,318
Empower Large Cap Value Fund Institutional Class	22,174,884	190,125,557	16,688,405	53,184,101	6,595,949	25,764,953	812,915	-	179,394,814
Empower Mid Cap Value Fund Institutional Class	10,112,700	102,979,507	12,225,923	29,481,510	4,325,264	11,661,386	51,111	-	97,385,306
Empower Real Estate Index Fund Institutional Class	2,290,951	23,453,018	4,608,701	9,847,875	(660,369)	3,825,108	106,927	-	22,038,952
Empower Small Cap Growth Fund Institutional Class	2,134,636	27,677,711	3,587,465	10,368,963	(1,435,794)	4,121,714	-	-	25,017,927
Empower Small Cap Value Fund Institutional Class	8,650,421	68,726,123	12,004,420	29,407,590	(6,390,353)	10,960,080	-	-	62,283,033
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,919,333	41,457,881	5,539,186	16,891,566	(5,716,319)	8,725,327	-	-	38,830,828
					(18,162)	109,990,449	1,816,033	0	737,337,456
				Total	$(18,162)	$109,990,449	$1,816,033	$0	$737,337,456

September 30, 2024